Stockholders’ Equity (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Equity [Abstract]
Common Stock, Voting Rights	one	one
Common Stock, Shares, Outstanding	283,893,944	283,893,944	283,893,944	230,943,944	230,943,944	91,586,802	87,836,802
Stockholders' Equity, Reverse Stock Split	70 shares to one share	70 shares to one
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001
Stock Issued During Period, Shares, New Issues		14,950,000
[custom:StockSubscriptionReceivable]		$ (1,035,000)
Stock Issued During Period, Shares, Issued for Services		12,000,000
[custom:ConsultingExpense]		$ 720,000
Stock Issued During Period, Shares, Other		165,357,142
Stock Issued During Period, Value, Other		$ 6,873,229
Common Stock, Shares, Issued	283,893,944	283,893,944				91,586,802